DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2020	$ 54,717
Debt obligation issuance, net of repayments	(159)
Non-cash changes in debt obligations
Assumed from business combinations	1,319
Assumed by purchaser	(454)
Amortization of deferred financing costs and (premium) discount	16
Foreign currency translation	37
Other	(195)
Jun. 30, 2021	$ 55,281